Employee benefit expenses (Tables)	12 Months Ended
Jun. 30, 2021
Employee benefit expenses
Schedule of employee benefit expenses

	2021	2020	2019
	£’000	£’000	£’000
Wages and salaries (including bonuses)	(283,463)	(249,564)	(293,424)
Social security costs	(33,773)	(29,743)	(34,799)
Share-based payments (note 28)	(2,002)	(1,435)	(1,251)
Pension costs - defined contribution schemes (note 29.2)	(3,362)	(3,287)	(2,882)
	(322,600)	(284,029)	(332,356)

Schedule of average number of employees

	2021	2020	2019
	Number	Number	Number
By activity:
Football – men’s and women’s players	118	115	104
Football - technical and coaching	176	176	163
Commercial	131	129	114
Media	90	88	85
Administration and other	468	484	474
Average number of employees	983	992	940

Schedule of compensation paid or payable to key management for employee services

	2021	2020	2019
	£’000	£’000	£’000
Short-term employee benefits	(8,326)	(9,507)	(9,961)
Share-based payments	(1,125)	(1,017)	(748)
Post-employment benefits	(5)	(20)	(20)
	(9,456)	(10,544)	(10,729)